Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

11.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	2009	2010	2011
	Millions of yen
Income (loss) from continuing operations	¥370,083	¥447,001	¥475,592
Equity in earnings (losses) of affiliated companies	(2,634)	4,821	(1,027)
Other comprehensive income (loss):
Unrealized gain (loss) on securities	(11,307)	16,013	(1,306)
Unrealized gain (loss) on derivative instruments	3,615	(562)	(1,302)
Foreign currency translation adjustments	(13,348)	3,558	(12,818)
Pension liability adjustments	(158,242)	79,525	(49,557)

Total income taxes	¥188,167	¥550,356	¥409,582

Virtually all of NTT Group's income (loss) before income taxes and equity in earnings (losses) of affiliated companies, for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal years ended March 31, 2009, 2010 and 2011, NTT and its domestic subsidiaries are subject to a National Corporate Tax of 30%, a Corporate Inhabitant Tax of approximately 6% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 41%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2011, NTT had 113 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2009	2010	2011
Statutory tax rate	40.64%	40.65%	40.65%
Tax credit	(0.81)	(1.80)	(1.61)
Net change in valuation allowance	0.71	0.98	0.59
Net change in deferred tax liability on change in interest in and reorganization of subsidiaries	(7.85)	(0.39)	—
Other	0.80	0.47	0.82

Effective tax rate	33.49%	39.91%	40.45%

Significant components of deferred tax assets and liabilities at March 31, 2010 and 2011 are as follows:

	2010	2011
	Millions of yen
Deferred tax assets:
Liability for employees' retirement benefits	¥592,265	¥627,346
Accrued enterprise tax	19,337	17,114
Property, plant and equipment and intangible assets principally due to differences in depreciation	437,383	437,054
Compensated absences	105,030	103,659
Accrued bonus	45,290	45,851
Unamortized purchases of leased assets	14,897	11,388
Operating loss carryforwards	186,745	175,472
Accrued liabilities for loyalty programs	110,700	121,109
Deferred revenues regarding Nikagetsu Kurikoshi	29,451	28,453
Foreign currency translation adjustments	8,993	21,809
Other	150,283	159,345

Total gross deferred tax assets	1,700,374	1,748,600
Less—Valuation allowance	(265,850)	(274,559)

Total deferred tax assets	1,434,524	1,474,041

Deferred tax liabilities:
Unrealized gains on securities	(6,952)	(3,343)
Special depreciation reserve	(83)	(112)
Issuance of subsidiaries common stock etc.	(354,449)	(347,597)
Other	(136,241)	(175,187)

Total gross deferred tax liabilities	(497,725)	(526,239)

Net deferred tax assets	¥936,799	¥947,802

The valuation allowance at March 31, 2010 and 2011 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the year ended March 31, 2009 was an increase of ¥21,449 million, and for the year ended March 31, 2010 was a decrease of ¥35,172 million, and for the year ended March 31, 2011 was an increase of ¥8,709 million. The increase in the deferred tax asset valuation allowance is related to the business combinations.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

In July 2008, NTT DOCOMO reorganized its group structure by integrating eight regional subsidiaries, consolidating its nationwide business operations under a single entity. This consolidation reduced taxable temporary difference between NTT's book basis and tax basis of its investment in NTT DOCOMO and resulted in decrease in income tax expense by ¥56,920 million in the consolidated statement of income for the fiscal year ended March 31, 2009.

Net deferred tax assets at March 31, 2010 and 2011 are included in the consolidated balance sheets as follows:

	2010	2011
	Millions of yen
Deferred income taxes (current assets)	¥257,793	¥244,881
Deferred income taxes (investments and other assets)	828,935	886,953
Other current liabilities	(1,124)	(222)
Other long-term liabilities	(148,805)	(183,810)

Total	¥936,799	¥947,802

At March 31, 2011, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥731,058 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ending March 31	Millions of yen
Within 5 years	¥363,516
6 to 20 years	308,504
Indefinite periods	59,038

Total	¥731,058

Deferred tax liabilities recognized for certain portions of the undistributed earnings of NTT's foreign subsidiaries are immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2011
Millions of yen
Balance at March 31, 2010	—
Acquisition	5,345
Increase in tax position of current year	22
Foreign currency translation adjustments	70

Balance at March 31, 2011	5,437

As of March 31, 2011, the unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥5,437 million. NTT is not presently aware of any significant increases or decreases expected within the next twelve months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2009, 2010 and 2011 were immaterial. As of March 31, 2011, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2009 and prior have been completed by the tax authorities.